Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 85.2% of Net Assets

Non-Convertible Bonds — 85.0%
	ABS Car Loan — 4.4%
$4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	$4,887,417
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,682,257
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,422,805
6,500,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	6,556,792
1,875,000	AutoNation Finance Trust, Series 2025-1A, Class C, 5.190%, 12/10/2030(a)	1,900,734
3,580,000	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630%, 9/10/2032(a)	3,624,055
11,605,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	11,473,349
3,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	3,990,888
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,250,025
5,280,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	5,345,414
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	9,293,915
14,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	14,982,052
8,845,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	9,070,264
8,638,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	8,781,020
6,595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	6,682,830
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	21,889,384
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,055,366
9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	10,124,394
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,098,909
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,152,149
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,564,220
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,135,395
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,305,110
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,753,863
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	397,789
13,025,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	13,280,552
21,175,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	21,560,194
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	$3,875,990
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,926,426
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,464,870
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,584,415
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,505,765
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,667,166
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,161,563
1,810,000	Carvana Auto Receivables Trust, Series 2024-P4, Class C, 5.100%, 5/12/2031	1,806,723
8,895,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	8,931,514
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	881,750
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,084,176
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,524,081
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,458,957
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,294,740
7,200,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	7,241,684
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,257,996
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,817,809
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,885,499
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,895,732
2,852,519	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	2,879,000
2,198,594	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,222,138
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,131,998
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,157,295
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,503,437
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,750,476
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	9,049,798
16,265,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	16,401,132
30,330,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	30,325,602
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,654,867
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	1,952,117
4,445,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	4,455,504

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	$11,083,656
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,704,362
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,227,983
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,655,964
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,626,419
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,624,706
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,213,359
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,472,086
2,025,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.590%, 1/15/2031(a)	2,054,212
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	4,002,824
6,345,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,536,484
1,100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	1,100,570
870,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	877,383
685,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	688,895
1,350,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	1,367,658
1,644,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class C, 4.940%, 9/15/2031(a)	1,638,838
1,925,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,933,885
2,088,781	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 30 day USD SOFR Average + 1.400%, 5.073%, 5/20/2032(a)(b)	2,094,766
15,366,656	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class B1, 4.835%, 9/20/2033(a)	15,302,008
11,060,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	11,067,399
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,775,381
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,510,994
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	797,364
1,660,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	1,670,804
4,901,645	Lendbuzz Securitization Trust, Series 2026-1A, Class A2, 4.680%, 7/15/2030(a)	4,889,935
4,438,877	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	4,449,686
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,301,416
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,570,368
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	4,979,634
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,525,985
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,759,078
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$12,250,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.673%, 12/20/2030(a)(b)	$12,264,173
915,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	940,879
31,760,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	32,514,745
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	481,429
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	728,196
2,403,467	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	2,416,451
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,785,063
2,300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	2,327,725
6,820,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	6,862,971
8,665,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C, 5.050%, 4/20/2033(a)	8,700,379
1,285,000	USB Auto Owner Trust, Series 2025-1A, Class D, 5.400%, 12/15/2032(a)	1,291,320
2,200,000	Veros Auto Receivables Trust, Series 2026-1, Class C, 5.220%, 7/15/2031(a)	2,186,285
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	581,153
4,155,000	Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.340%, 11/15/2035(a)	4,149,553
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,103,903
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,452,915
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,552,330
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,676,430
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,893,157
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	15,143,248
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,396,018
13,330,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	13,401,994
7,220,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	7,277,158
		738,642,939
	ABS Credit Card — 0.5%
14,790,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	14,677,686
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,326,828
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,591,693
15,130,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	15,154,559
9,395,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	9,447,396
13,925,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	14,100,218
		76,298,380

Principal Amount	Description	Value (†)

	ABS Home Equity — 2.9%
$6,517,149	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	$6,337,522
9,459,727	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	9,181,953
30,520,000	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	30,485,268
14,015,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	14,036,615
1,575,617	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	1,543,846
13,522,358	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	12,407,871
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,680,708
455,313	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052(a)	455,418
239,651	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	239,206
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,812,793
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.536%, 5/15/2052(a)(b)	1,244,151
3,333,562	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.152%, 12/27/2060(a)(b)	3,321,843
6,086,850	CSMC Trust, Series 2017-RPL1, Class M1, 2.983%, 7/25/2057(a)(b)	5,212,988
4,073,013	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	3,632,523
2,776,999	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 5.762%, 4/25/2043(a)(b)	2,802,099
680,418	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 5.162%, 10/25/2043(a)(b)	680,629
2,605,177	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 4.762%, 2/25/2044(a)(b)	2,603,562
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,919,599
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,833,509
1,538,270	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	1,502,270
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,174,954
2,409,604	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,339,096
928,086	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	839,659
10,312,958	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	10,128,983
5,146,886	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,056,664
1,420,198	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,421,080
1,145,326	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,128,590
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,102,208	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	$1,080,581
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,617,636
1,567,886	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	1,542,112
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	491,429
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,536,910
23,129,558	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	21,801,995
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,142,612
10,363,128	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	9,552,209
15,095,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	15,157,210
7,730,732	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	7,729,204
17,041,315	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	15,764,050
4,089,236	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	3,429,763
31,346,772	Pretium Mortgage Credit Partners LLC, Series 2025-RPL5, Class A1, 4.150%, 1/25/2070(a)(b)	30,425,058
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,715,642
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,410,320
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	2,006,934
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,322,809
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	909,429
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,242,360
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,904,413
846,052	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	834,068
6,200,541	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	6,202,796
1,947,908	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	1,922,341
7,070,175	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	6,925,509
16,069,579	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	15,826,795
5,007,538	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	4,995,718
19,831,604	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	19,742,062
6,969,608	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	6,878,215
7,702,902	PRPM LLC, Series 2025-RCF5, Class A1, 4.839%, 10/25/2055(a)(b)	7,618,589

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$12,741,412	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	$12,606,889
13,341,153	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	13,298,755
23,045,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	23,077,067
175,858	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	164,941
4,543,203	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	4,546,185
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,338,639
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,660,490
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,065,294
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,219,238
2,810,282	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	2,701,107
1,505,000	Tricon American Homes Trust, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,491,164
3,950,000	Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,916,289
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,147,618
5,355,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	5,328,261
8,564,931	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	7,627,113
10,119,395	Verus Securitization Trust, Series 2021-7, Class A1, 2.829%, 10/25/2066(a)(b)	9,272,303
		487,213,521
	ABS Other — 7.1%
1,524,811	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	1,548,573
29,540,088	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	29,757,683
2,347,059	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	2,263,584
2,260,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	2,265,998
20,489,957	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	20,612,108
54,130,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	54,142,033
11,723,297	Aqua Finance Issuer Trust, Series 2025-A, Class A, 5.250%, 12/19/2050(a)	11,866,539
15,715,398	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	15,749,398
319,038	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	319,729
18,265,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	18,235,771
1,137,314	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	1,135,858
3,724,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	3,687,610
5,460,668	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	5,682,870
2,593,049	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	2,624,635
Principal Amount	Description	Value (†)

	ABS Other — continued
$5,477,477	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	$5,609,743
8,278,333	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	8,288,032
1,614,513	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	1,622,908
16,994,707	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	16,949,622
4,626,563	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	4,439,499
2,193,131	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,171,278
3,535,022	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	3,326,785
36,194,581	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	35,918,163
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,664,751
15,075,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	15,149,275
3,025,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	3,031,890
18,140,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	17,961,758
10,398,788	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	10,520,526
9,972,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	9,693,408
7,930,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	7,531,601
27,915,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	27,077,896
23,695,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	22,683,816
6,514,959	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	5,498,618
3,646,433	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	3,781,814
1,903,249	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,974,977
25,121,294	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	25,030,794
26,253,043	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	26,119,599
4,349,498	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	4,383,753
5,880,000	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	5,980,337
3,978,301	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	4,051,665
1,438,542	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	1,445,088
152,877	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	152,598
305,358	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	313,406
1,675,153	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	1,692,896
1,017,869	Hilton Grand Vacations Trust, Series 2025-1A, Class C, 5.520%, 5/27/2042(a)	1,023,209
2,416,861	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	2,436,539

Principal Amount	Description	Value (†)

	ABS Other — continued
$1,474,166	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	$1,465,018
685,675	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	672,935
1,264,393	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,235,894
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,411,533
2,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	2,194,593
4,214,807	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	4,188,014
400,200	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	388,572
20,825,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	20,858,426
12,704,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	12,724,391
25,165,000	Kapitus Asset Securitization V LLC, Series 2025-1A, Class A, 5.460%, 4/10/2032(a)	25,102,238
9,305,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	9,278,491
1,456,337	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,493,753
45,670,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	45,543,403
11,041,906	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	10,486,486
1,944,332	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	1,869,256
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,386,126
691,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	702,909
29,314,464	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	28,815,361
2,761,130	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	2,594,328
32,649,177	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	30,967,379
131,016	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	130,481
1,881,347	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	1,911,843
8,533,343	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	8,093,863
16,270,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	16,339,375
4,573,450	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	4,598,091
7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	7,181,078
6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	6,712,647
3,120,000	Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.790%, 7/14/2038(a)	3,139,334
1,675,000	OneMain Financial Issuance Trust, Series 2019-2A, Class D, 4.050%, 10/14/2036(a)	1,596,764
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	8,050,804
16,042,937	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	16,139,337
Principal Amount	Description	Value (†)

	ABS Other — continued
$9,206,862	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	$9,193,422
23,728,708	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	23,636,816
3,718,086	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	3,780,979
4,764,587	PK Alift Loan Funding 7 LP, Series 2025-2, Class A, 4.750%, 3/15/2043(a)	4,741,049
11,405,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	11,400,904
6,380,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	6,349,773
10,190,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	9,856,257
2,600,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	2,573,241
1,165,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	1,178,824
8,020,000	Reach ABS Trust, Series 2025-2A, Class B, 5.120%, 8/18/2032(a)	8,031,999
7,550,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	7,577,323
1,825,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	1,835,472
5,250,000	Regional Management Issuance Trust, Series 2025-1, Class D, 6.580%, 4/17/2034(a)	5,295,137
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	9,977,173
12,420,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	12,542,536
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,855,538
14,820,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	15,083,337
43,000,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	42,078,682
22,002,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	22,168,458
1,525,421	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,525,421
467,163	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	476,937
556,724	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	572,757
1,864,369	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	1,914,103
16,331,250	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	16,268,651
10,545,677	Slam Super B Master Ltd., 6.472%, 12/15/2050	10,372,486
29,320,000	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	28,851,255
17,210,000	Sprite Ltd., Series 2026-1, Class C, 9.413%, 3/15/2041(a)	17,029,512
1,047,169	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,077,931
6,038,997	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	6,077,626
2,379,448	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	2,180,085
5,242,817	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	4,825,644
22,229,549	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	19,064,910

Principal Amount	Description	Value (†)

	ABS Other — continued
$1,962,786	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	$1,674,737
17,685,351	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	17,061,095
2,226,428	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	2,020,809
8,517,687	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	8,424,255
4,603,583	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	4,674,439
4,934,250	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	4,954,832
3,251,250	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,239,293
23,924,019	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	23,890,922
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.041%, 11/15/2027(a)(b)	31,876,702
190,591	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	184,500
3,200,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	3,249,012
8,159,956	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	8,219,287
613,121	Wave LLC, Series 2019-1, Class A, 3.597%, 9/15/2044(a)	600,894
2,752,385	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,592,308
2,159,401	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,132,763
6,611,734	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	6,741,146
		1,191,622,588
	ABS Residential Mortgage — 1.7%
15,223,574	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	15,233,211
24,591,586	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	24,459,160
12,827,057	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	12,842,875
11,189,621	Pretium Mortgage Credit Partners LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	11,200,231
10,136,574	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	10,152,171
27,852,728	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	27,911,517
3,230,613	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	3,204,444
16,538,506	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.151%, 2/25/2056(a)(b)	16,408,343
25,059,741	Pretium Mortgage Credit Partners LLC, Series 2026-NPL3, Class A1, 4.968%, 2/25/2056(a)(b)	24,854,301
17,075,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	17,075,854
Principal Amount	Description	Value (†)

	ABS Residential Mortgage — continued
$30,431,724	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	$30,472,584
29,738,861	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	29,715,608
2,684,731	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	2,687,491
26,135,000	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	26,136,594
19,411,998	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	19,436,074
11,096,558	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	11,034,487
		282,824,945
	ABS Student Loan — 0.5%
573,002	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	584,620
21,873,881	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	22,314,038
2,150,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	2,187,287
309,977	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	293,148
1,177,749	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,075,282
1,759,627	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	1,663,633
1,903,422	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	1,777,414
297,297	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	282,489
1,519,145	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,390,779
690,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	558,068
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,524,631
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,415,399
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	5,949,596
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	6,043,107
156,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.330%, 6/15/2032(b)	155,979
102,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 6.340%, 6/15/2032(b)	101,986
304,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 6.350%, 3/15/2033(b)	303,976
198,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	197,984
140,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 6.470%, 9/15/2032(b)	140,000
307,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 6.510%, 9/15/2032(b)	307,000

Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	$211,515
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,571,876
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,495,699
1,227,363	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	1,217,958
2,801,294	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	2,751,622
325,939	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	316,517
2,115,004	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	2,000,500
1,130,078	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	1,070,061
5,705,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	5,937,988
9,200,243	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	9,277,132
6,529,038	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	6,654,887
		82,772,171
	ABS Whole Business — 0.8%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,189,571
14,028,437	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	13,920,180
18,825,000	FF Asset Securitization LLC, Series 2025-1A, Class A, 5.807%, 12/17/2031(a)	18,622,104
4,775,088	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	4,998,635
6,622,500	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,306,582
2,160,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	2,015,396
9,446,150	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	9,506,599
3,525,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	3,510,904
35,471,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	35,699,912
10,037,937	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	9,909,051
4,455,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	4,524,357
		140,203,291
	Aerospace & Defense — 3.3%
595,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	604,845
593,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	605,302
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,754,649
35,660,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	36,521,546
32,338,000	Boeing Co., 3.625%, 2/01/2031	30,754,148
26,030,000	Boeing Co., 5.150%, 5/01/2030	26,465,742
23,082,000	Boeing Co., 5.705%, 5/01/2040	23,118,288
106,429,000	Boeing Co., 5.805%, 5/01/2050	102,887,724
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,463,829
6,685,000	Boeing Co., 6.388%, 5/01/2031	7,128,491
15,415,000	Boeing Co., 6.528%, 5/01/2034	16,792,216
112,921,000	Boeing Co., 6.858%, 5/01/2054	124,278,014
Principal Amount	Description	Value (†)

	Aerospace & Defense — continued
$10,340,000	Boeing Co., 7.008%, 5/01/2064	$11,431,078
9,955,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	9,877,381
29,741,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	30,229,939
29,248,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	30,008,258
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,936,076
26,330,000	RTX Corp., 5.150%, 2/27/2033	26,852,684
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,506,817
29,075,000	Textron, Inc., 3.000%, 6/01/2030	27,369,940
2,040,000	Textron, Inc., 4.950%, 3/15/2036	1,983,369
38,470,000	Textron, Inc., 6.100%, 11/15/2033	40,583,826
604,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	603,661
580,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	594,296
		560,352,119
	Agency Commercial Mortgage-Backed Securities — 0.1%
8,495,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	8,516,819
	Airlines — 0.3%
8,878,250	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	8,450,931
3,769,443	American Airlines Pass-Through Trust, Series A, Class A, 3.600%, 4/15/2031	3,590,007
8,946,746	American Airlines Pass-Through Trust, Series B, Class B, 3.850%, 8/15/2029	8,675,928
2,494,238	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	2,413,923
2,155,513	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	2,188,385
18,818,128	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	19,377,591
1,766,467	United Airlines Pass-Through Trust, Series A, Class A, 3.700%, 9/01/2031	1,697,123
		46,393,888
	Apartment REITs — 0.1%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,922,725
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,345,236
		10,267,961
	Automotive — 0.2%
4,895,000	Aptiv Swiss Holdings Ltd., 3.250%, 3/01/2032	4,581,318
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	372,612
16,020,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	15,497,465
811,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	819,280
17,195,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	16,337,021
		37,607,696
	Banking — 6.0%
15,870,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	15,960,290
23,965,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	23,232,375
36,104,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	35,297,876

Principal Amount	Description	Value (†)

	Banking — continued
$75,598,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	$73,039,068
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,497,681
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,671,207
24,795,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	24,262,147
2,745,000	JPMorgan Chase & Co., (fixed rate to 1/24/2035, variable rate thereafter), 5.502%, 1/24/2036	2,809,614
13,075,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	12,931,586
25,570,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	26,349,473
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,232,919
60,105,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	61,675,844
8,843,000	Morgan Stanley, (fixed rate to 1/18/2034, variable rate thereafter), 5.466%, 1/18/2035	8,989,129
46,450,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	44,839,230
45,730,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	46,846,331
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	23,079,335
40,679,000	Morgan Stanley, (fixed rate to 11/01/2033, variable rate thereafter), 6.627%, 11/01/2034	44,264,042
19,260,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	19,688,489
76,435,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	79,353,898
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	24,794,531
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	35,869,566
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,737,338
51,465,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	50,666,316
55,585,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	54,383,838
572,000	Synchrony Financial, 7.250%, 2/02/2033	584,230
3,599,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	3,492,838
9,810,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	9,801,877
23,652,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	23,328,512
17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	18,044,956
12,568,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	12,361,770
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	20,599,730
42,885,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	43,495,608
29,050,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	29,948,514
Principal Amount	Description	Value (†)

	Banking — continued
$14,149,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	$13,000,184
7,993,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	7,978,599
22,767,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	22,178,293
39,465,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	40,385,624
44,565,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	43,357,577
		1,019,030,435
	Brokerage — 0.9%
18,635,000	BGC Group, Inc., 6.150%, 4/02/2030	18,953,542
29,645,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	28,500,162
10,620,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	10,820,917
7,775,000	Citadel LP, 6.000%, 1/23/2030(a)	8,003,957
5,880,000	Citadel LP, 6.375%, 1/23/2032(a)	6,094,270
26,772,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	27,162,015
2,679,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	2,753,894
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	6,953,483
26,635,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	27,162,690
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	19,765,160
393,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	393,049
		156,563,139
	Building Materials — 1.7%
18,540,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	18,853,123
64,810,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	60,498,275
12,250,000	Cemex SAB de CV, 3.875%, 7/11/2031	11,435,023
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	11,272,917
46,030,000	CRH America Finance, Inc., 5.000%, 2/09/2036	45,188,501
51,195,000	Eagle Materials, Inc., 5.000%, 3/15/2036	49,019,519
9,825,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	9,743,364
14,005,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	13,949,187
37,990,000	Owens Corning, 5.700%, 6/15/2034	39,271,765
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,719,488
1,184,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,200,580
		287,151,742
	Cable Satellite — 1.4%
1,643,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	1,629,512
40,415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	23,746,211
11,447,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	11,624,241
26,483,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	27,493,429
13,218,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	13,788,159

Principal Amount	Description	Value (†)

	Cable Satellite — continued
$4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	$2,522,772
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,348,867
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	13,410,726
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	328,086
19,034,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	14,076,617
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	392,867
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	977,795
6,119,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	5,000,104
5,852,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	5,824,729
5,614,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	5,601,510
3,043,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	3,106,383
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	9,533,527
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,957,906
85,995,227	EchoStar Corp., 10.750%, 11/30/2029	92,896,410
4,610,000	Time Warner Cable LLC, 6.550%, 5/01/2037	4,647,783
		243,907,634
	Chemicals — 0.1%
9,537,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	9,173,545
915,000	Ashland, Inc., 3.375%, 9/01/2031(a)	821,614
667,000	Chemours Co., 5.750%, 11/15/2028(a)	660,413
		10,655,572
	Collateralized Mortgage Obligations — 0.2%
24,791,768	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 4.562%, 10/25/2053(b)	24,814,047
5,662,029	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	4,872,098
		29,686,145
	Construction Machinery — 0.7%
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	10,949,334
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,423,209
6,065,000	United Rentals North America, Inc., 3.750%, 1/15/2032	5,558,471
2,931,000	United Rentals North America, Inc., 3.875%, 2/15/2031	2,755,344
60,936,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	59,252,923
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	27,967,653
		111,906,934
	Consumer Cyclical Services — 0.9%
56,355,000	Expedia Group, Inc., 2.950%, 3/15/2031	51,629,792
65,520,000	Expedia Group, Inc., 5.400%, 2/15/2035	65,000,173
438,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	397,040
393,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	381,368
29,390,000	Uber Technologies, Inc., 4.800%, 9/15/2034	28,773,054
10,540,000	Uber Technologies, Inc., 4.800%, 9/15/2035	10,227,533
		156,408,960
	Consumer Products — 0.0%
5,650,000	Hasbro, Inc., 6.600%, 7/15/2028	5,853,070
	Diversified Manufacturing — 1.0%
26,895,000	Amphenol Corp., 4.625%, 2/15/2036	26,008,218
22,305,000	Amphenol Corp., 5.000%, 1/15/2035	22,276,657
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,265,026
3,759,000	Esab Corp., 5.625%, 4/01/2031(a)	3,785,351
2,729,000	Esab Corp., 6.250%, 4/15/2029(a)	2,769,659
38,736,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	40,242,197
Principal Amount	Description	Value (†)

	Diversified Manufacturing — continued
$20,385,000	Nordson Corp., 5.800%, 9/15/2033	$21,188,837
38,470,000	Veralto Corp., 5.450%, 9/18/2033	39,284,823
		162,820,768
	Electric — 1.0%
13,229,030	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,549,352
31,435,000	Duke Energy Corp., 5.450%, 6/15/2034	32,130,987
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	30,440,515
31,395,000	Southern Co., 5.700%, 3/15/2034	32,532,498
7,640,000	Southern Power Co., Series B, 4.900%, 10/01/2035	7,388,621
13,385,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	13,169,494
8,545,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	8,298,232
18,978,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	18,564,156
6,270,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	6,307,702
3,015,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	3,113,919
		164,495,476
	Environmental — 0.3%
20,913,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	20,861,776
277,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	281,314
6,581,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	6,454,618
8,180,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	7,958,509
21,623,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	22,376,072
		57,932,289
	Finance Companies — 3.4%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	25,613,410
63,343,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	57,529,744
15,387,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	13,613,651
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	850,810
13,190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.750%, 1/15/2033	12,820,148
32,622,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	31,706,061
8,070,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	8,197,064
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,233,431
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,202,731
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,787,381
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	18,967,480
7,015,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	7,072,717
32,139,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	32,907,709
2,679,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	2,639,945
15,805,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	15,622,464
3,538,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	3,414,200
5,685,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	5,714,617
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,727,468
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,660,379

Principal Amount	Description	Value (†)

	Finance Companies — continued
$25,115,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	$26,434,570
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,326,126
21,050,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	20,626,801
19,480,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	18,661,163
11,275,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	11,397,937
388,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	391,760
2,469,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	2,542,998
2,243,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	2,206,426
2,240,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	2,276,960
2,805,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	2,843,120
2,965,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	2,954,163
6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	6,213,058
15,134,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	15,188,552
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	29,279,802
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	26,847,232
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	7,050,358
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	27,023,557
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	22,410,968
10,599,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	10,685,356
15,554,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	15,790,686
27,777,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	27,429,640
		569,862,643
	Financial Other — 0.0%
2,092,496	Country Garden Holdings Co. Ltd., Series AI, 5.000% PIK and/or 2.500% Cash, 12/31/2032(d)(e)	284,663
199,208	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	6,474
2,004,370	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	124,772
723,044	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(d)	21,178
2,697,194	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(d)	74,173
		511,260
	Food & Beverage — 1.1%
4,895,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.000%, 2/02/2029	4,695,345
10,465,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.000%, 5/15/2032	9,299,594
22,730,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.750%, 12/01/2031	21,226,865
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$17,110,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	$17,117,871
31,213,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	31,310,697
6,173,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.750%, 4/01/2033	6,372,019
11,855,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	12,306,247
18,560,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	20,413,197
424,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	403,668
429,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	398,520
417,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	400,555
46,487,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	42,198,305
20,030,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	19,132,981
4,016,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	4,335,525
639,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	613,443
		190,224,832
	Gaming — 0.0%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,350,386
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,544,109
		7,894,495
	Government Owned - No Guarantee — 0.3%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	23,233,096
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	12,298,672
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	22,682,813
		58,214,581
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041,	6,535,890
	Health Insurance — 0.5%
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,203,051
66,060,000	Elevance Health, Inc., 5.200%, 2/15/2035	65,951,524
9,341,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	8,351,132
		78,505,707
	Healthcare — 0.8%
868,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	814,352
240,574	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	243,406
151,644	CVS Pass-Through Trust, 6.036%, 12/10/2028	153,474
8,118,511	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	7,660,789
857,915	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	802,404
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,666,257
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,536,492
6,029,000	HCA, Inc., 4.900%, 11/15/2035	5,828,897
10,235,000	HCA, Inc., 5.125%, 6/15/2039	9,645,691
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,621,396
31,710,000	HCA, Inc., 5.500%, 6/01/2033	32,342,376
55,845,000	HCA, Inc., 5.600%, 4/01/2034	57,031,297
3,915,000	HCA, Inc., 5.750%, 3/01/2035	4,025,220

Principal Amount	Description	Value (†)

	Healthcare — continued
$3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	$3,798,749
2,910,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	3,167,491
2,617,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	2,653,298
		141,991,589
	Home Construction — 0.6%
18,455,000	DR Horton, Inc., 5.000%, 10/15/2034	18,211,598
11,360,000	DR Horton, Inc., 5.500%, 10/15/2035	11,527,283
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	12,042,245
42,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	42,473,638
7,794,000	Sekisui House U.S., Inc., 6.000%, 1/15/2043	7,107,354
815,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	805,678
8,751,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	8,758,657
		100,926,453
	Independent Energy — 2.8%
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	6,719,078
19,261,000	Aker BP ASA, 4.000%, 1/15/2031(a)	18,476,828
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,112,054
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,458,644
77,325,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	78,221,430
614,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	622,148
10,600,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	10,943,887
82,984,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	72,685,151
140,594,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	143,287,867
2,697,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	2,696,324
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	12,418,436
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	14,249,396
1,278,000	Matador Resources Co., 6.500%, 4/15/2032(a)	1,291,917
285,000	SM Energy Co., 6.750%, 8/01/2029(a)	289,317
291,000	SM Energy Co., 7.000%, 8/01/2032(a)	297,138
7,675,000	SM Energy Co., 8.375%, 7/01/2028(a)	7,886,239
591,000	SM Energy Co., 8.625%, 11/01/2030(a)	623,556
580,000	SM Energy Co., 8.750%, 7/01/2031(a)	606,269
2,957,000	Var Energi ASA, 8.000%, 11/15/2032(a)	3,363,196
89,272,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	89,969,214
		479,218,089
	Industrial Other — 0.3%
3,231,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	3,310,622
8,580,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	8,903,960
21,721,000	Jacobs Solutions, Inc., 5.375%, 3/03/2036	21,183,370
15,650,000	TopBuild Corp., 5.625%, 1/31/2034(a)	15,317,777
		48,715,729
	Integrated Energy — 0.1%
12,351,000	Cenovus Energy, Inc., 5.400%, 3/20/2036	12,287,259
	Leisure — 2.4%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,811,822
37,895,000	Carnival Corp., 5.750%, 3/15/2030(a)	38,195,583
40,295,000	Carnival Corp., 5.750%, 8/01/2032(a)	40,281,896
33,196,000	Carnival Corp., 6.125%, 2/15/2033(a)	33,528,790
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,189,855
2,954,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	2,610,081
44,408,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	42,878,605
Principal Amount	Description	Value (†)

	Leisure — continued
$33,229,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	$31,611,249
17,096,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	16,795,918
50,665,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	51,164,434
68,020,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	68,699,591
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,494,770
55,243,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	54,542,068
		401,804,662
	Life Insurance — 0.6%
2,964,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	2,680,256
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	19,096,571
4,857,000	Athene Global Funding, 2.646%, 10/04/2031(a)	4,211,327
2,659,000	Athene Holding Ltd., 3.500%, 1/15/2031	2,466,296
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	9,870,960
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	34,988,738
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	6,917,977
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	3,086,437
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,665,165
		99,983,727
	Lodging — 0.6%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,859,529
3,024,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	2,747,818
4,559,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	4,454,038
2,714,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	2,754,718
804,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	794,120
15,737,000	Marriott International, Inc., 5.100%, 5/01/2038	14,961,014
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,586,758
36,045,000	Marriott International, Inc., 5.500%, 4/15/2037	35,887,234
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	10,130,846
844,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	830,726
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	3,074,308
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	14,108,117
847,000	Travel & Leisure Co., 6.000%, 4/01/2027	851,114
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	235,199
		108,275,539
	Media Entertainment — 1.9%
15,590,000	AppLovin Corp., 5.125%, 12/01/2029	15,680,458
15,730,000	AppLovin Corp., 5.375%, 12/01/2031	15,884,340
81,580,000	AppLovin Corp., 5.500%, 12/01/2034	80,904,595
115,595,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	118,849,710
3,722,000	Discovery Communications LLC, 3.625%, 5/15/2030	3,460,438
13,837,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	12,245,745
50,891,000	Meta Platforms, Inc., 5.625%, 11/15/2055	47,704,733

Principal Amount	Description	Value (†)

	Media Entertainment — continued
$6,489,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	$6,723,217
3,477,000	Paramount Global, 4.200%, 5/19/2032	2,980,741
6,624,000	Paramount Global, 4.950%, 1/15/2031	6,135,899
5,900,000	Paramount Global, 7.875%, 7/30/2030	6,159,160
		316,729,036
	Metals & Mining — 1.8%
11,381,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	11,128,124
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	12,126,710
2,993,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	2,965,431
4,908,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	4,856,400
5,780,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	5,698,187
3,128,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	2,955,474
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,684,348
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,968,879
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	6,101,811
10,575,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	10,823,220
21,835,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	22,306,521
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	21,566,730
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,229,971
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	32,074,279
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	96,544,648
201,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	203,567
583,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	604,059
15,175,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	15,181,503
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	20,134,124
		303,153,986
	Midstream — 3.6%
2,995,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	3,061,007
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,685,008
52,740,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	55,287,913
3,064,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	2,988,143
2,445,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	2,565,937
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	12,321,004
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,098,442
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	688,266
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,254,259
125,000	Energy Transfer LP, 5.600%, 9/01/2034	127,396
34,865,000	Energy Transfer LP, 5.700%, 4/01/2035	35,807,427
47,640,000	Energy Transfer LP, 5.750%, 2/15/2033	49,545,713
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	55,672,757
2,839,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	2,973,552
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,330,544
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	98,426
12,955,000	ONEOK, Inc., 6.500%, 9/01/2030(a)	13,713,125
5,314,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	5,142,313
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	18,301,091
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,122,816
1,212,000	Sunoco LP, 5.375%, 7/15/2031(a)	1,202,263
4,604,000	Sunoco LP, 5.625%, 3/15/2031(a)	4,582,883
Principal Amount	Description	Value (†)

	Midstream — continued
$1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	$1,609,186
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	46,068,196
50,110,000	Targa Resources Corp., 6.500%, 3/30/2034	54,167,284
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	10,155,865
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,951,911
3,258,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	3,245,118
17,402,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	17,896,669
21,107,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	22,002,871
8,858,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	9,220,753
21,904,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	24,076,964
12,616,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	14,139,735
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,107,232
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,420,612
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,285,365
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,572,500
10,650,000	Western Midstream Operating LP, 5.500%, 12/15/2035	10,473,571
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	613,494
26,935,000	Western Midstream Operating LP, 6.150%, 4/01/2033	28,111,515
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,100,272
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	6,933,466
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,715,255
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	47,140,423
		616,578,542
	Mortgage Related — 0.0%
174	Federal National Mortgage Association, 6.000%, 7/01/2029	178
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,430,077
	Non-Agency Commercial Mortgage-Backed Securities — 2.5%
4,955,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.416%, 6/15/2040(a)(b)	4,967,388
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,470,630
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	368,992
11,205,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.173%, 11/15/2042(a)(b)	11,191,023
5,035,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.473%, 11/15/2042(a)(b)	5,022,413

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,560,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.617%, 11/05/2042(a)(b)	$3,529,695
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 6.673%, 5/15/2039(a)(b)	4,400,000
2,936,990	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.513%, 1/17/2039(a)(b)	2,936,072
11,290,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.050%, 11/13/2046(a)(b)	11,281,714
1,455,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.415%, 11/13/2046(a)(b)	1,470,737
7,770,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	7,721,437
9,470,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.223%, 12/15/2042(a)(b)	9,477,966
1,660,000	BX Trust, Series 2025-DELC, Class B, 1 mo. USD SOFR + 1.800%, 5.473%, 12/15/2042(a)(b)	1,657,925
69,795,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.116%, 3/15/2042(a)(b)	69,315,159
54,890,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.373%, 7/15/2044(a)(b)	54,649,856
8,440,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.673%, 7/15/2044(a)(b)	8,389,887
54,410,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.117%, 4/15/2042(a)(b)	55,141,368
420,415	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	417,548
2,635,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	2,642,355
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,261,635
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	314,716
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	429,042
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	10,559,686
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,399,155
3,920,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.973%, 10/15/2042(a)(b)	3,920,000
3,320,000	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.273%, 10/15/2042(a)(b)	3,324,150
2,225,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.523%, 10/15/2042(a)(b)	2,228,477
6,166,978	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	6,166,978
7,544,022	Extended Stay America Trust, Series 2026-ESH2, Class B, 1 mo. USD SOFR + 1.400%, 5.073%, 2/15/2043(a)(b)	7,551,094
6,523,622	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.273%, 2/15/2043(a)(b)	6,533,815
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$30,590,000	GFH Mortgage Trust, Series 2025-IND, Class A, 5.148%, 6/15/2033(a)	$30,525,571
7,751,473	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,777,129
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	3,391,063
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(b)(f)	47,030
2,026,350	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.500%, 12/15/2047(a)(b)	1,985,782
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.500%, 12/15/2047(a)(b)	331,051
11,510,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	11,481,225
7,235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.673%, 1/15/2042(a)(b)	7,216,912
1,303,936	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	1,271,325
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	6,114,038
241,973	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.601%, 10/15/2046(b)	234,106
1,675,900	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,600,484
5,755,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	4,830,634
15,285,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	15,559,652
8,230,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.915%, 12/15/2039(a)(b)	8,217,141
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,961,138
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(b)(f)	192,595
775,945	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	748,779
2,956,239	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,557,088
		421,783,656
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031,	1,887,819
	Oil Field Services — 0.3%
39,301,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	38,635,302
2,338,000	Oceaneering International, Inc., 6.000%, 2/01/2028	2,347,509

Principal Amount	Description	Value (†)

	Oil Field Services — continued
$1,845,000	Oceaneering International, Inc., 6.000%, 2/01/2028	$1,852,504
2,725,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	2,784,320
		45,619,635
	Other REITs — 0.3%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,276,972
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,466,823
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	37,964,123
		56,707,918
	Pharmaceuticals — 1.2%
2,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	2,005,405
44,165,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	44,799,578
46,039,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	47,434,626
9,089,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	8,998,644
58,222,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	43,158,868
4,139,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,129,478
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,129,872
5,947,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	6,103,644
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,606,971
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,006,574
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,461,039
10,760,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	10,896,555
		194,731,254
	Property & Casualty Insurance — 0.9%
1,370,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,381,662
2,717,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	2,732,734
6,731,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	6,809,867
3,275,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	3,282,797
18,082,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	17,935,504
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,191,166
3,120,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	3,135,817
6,505,000	Brown & Brown, Inc., 5.550%, 6/23/2035	6,496,359
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,646,653
26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	25,044,100
40,985,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	40,812,547
2,924,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	2,933,822
1,602,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,583,360
32,940,000	Stewart Information Services Corp., 3.600%, 11/15/2031	29,121,365
6,750,000	Willis North America, Inc., 5.150%, 3/15/2036	6,573,437
		158,681,190
Principal Amount	Description	Value (†)

	Restaurants — 0.3%
$2,595,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	$2,477,382
665,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	650,024
36,627,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	34,426,640
3,154,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	3,160,869
7,503,000	Yum! Brands, Inc., 3.625%, 3/15/2031	6,931,073
2,871,000	Yum! Brands, Inc., 4.625%, 1/31/2032	2,741,597
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,938,286
		57,325,871
	Retailers — 0.3%
34,640,000	Amazon.com, Inc., 4.875%, 3/13/2036	34,324,299
1,653,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,517,520
10,037,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	9,985,942
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,619,139
265,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	246,249
		55,693,149
	Technology — 8.0%
38,650,000	Alphabet, Inc., 4.800%, 2/15/2036	38,484,440
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	21,619,080
56,495,000	Atlassian Corp., 5.500%, 5/15/2034	55,321,982
797,000	Block, Inc., 6.500%, 5/15/2032	804,277
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033	3,681,084
19,501,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	16,567,774
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	41,636,703
15,060,000	Broadcom, Inc., 3.419%, 4/15/2033	13,771,220
70,750,000	Broadcom, Inc., 3.469%, 4/15/2034	63,706,002
6,584,000	Broadcom, Inc., 4.300%, 11/15/2032	6,411,150
14,650,000	Broadcom, Inc., 4.800%, 10/15/2034	14,428,152
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,466,317
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	20,108,090
55,470,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	50,704,247
45,870,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	45,077,349
29,765,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	29,104,337
13,816,000	Entegris, Inc., 3.625%, 5/01/2029(a)	13,131,778
58,775,000	Entegris, Inc., 4.750%, 4/15/2029(a)	58,100,921
2,568,000	Entegris, Inc., 5.950%, 6/15/2030(a)	2,584,199
18,845,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	18,491,117
3,922,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	3,811,924
613,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	595,565
590,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	601,335
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	12,589,629
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,513,699
57,888,000	Leidos, Inc., 5.000%, 3/15/2036	55,966,538
24,438,000	Leidos, Inc., 5.400%, 3/15/2032	24,910,880
21,165,000	Leidos, Inc., 5.500%, 3/15/2035	21,508,471
58,923,000	Leidos, Inc., 5.750%, 3/15/2033	61,081,671
20,817,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	21,283,120
32,220,000	MSCI, Inc., 5.250%, 9/01/2035	31,561,304
15,560,000	NetApp, Inc., 5.500%, 3/17/2032	15,920,557
13,765,000	NetApp, Inc., 5.700%, 3/17/2035	14,022,948
20,953,000	Open Text Corp., 3.875%, 12/01/2029(a)	18,724,741

Principal Amount	Description	Value (†)

	Technology — continued
$16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	$17,084,078
4,504,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	4,024,450
1,246,000	Oracle Corp., 3.950%, 3/25/2051	789,535
76,028,000	Oracle Corp., 5.200%, 9/26/2035	71,313,881
13,135,000	Oracle Corp., 5.700%, 2/04/2036	12,629,149
31,416,000	Oracle Corp., 5.950%, 9/26/2055	26,429,360
2,472,000	Oracle Corp., 6.000%, 8/03/2055	2,072,482
35,552,000	Oracle Corp., 6.700%, 2/04/2056	32,995,937
30,882,000	Oracle Corp., 6.850%, 2/04/2066	28,390,502
11,575,000	Paychex, Inc., 5.600%, 4/15/2035	11,625,007
85,649,000	Salesforce, Inc., 5.550%, 3/15/2036	85,382,579
2,619,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	2,577,428
2,566,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	2,504,091
1,566,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	1,564,403
1,517,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	1,541,939
1,506,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	1,581,583
19,846,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	19,150,590
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,464,448
14,479,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	13,429,565
11,294,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	10,800,829
19,820,000	Synopsys, Inc., 5.150%, 4/01/2035	19,857,897
23,235,000	Synopsys, Inc., 5.700%, 4/01/2055	22,214,582
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	9,878,122
67,882,000	TD SYNNEX Corp., 6.100%, 4/12/2034	70,016,271
35,170,000	Trimble, Inc., 6.100%, 3/15/2033	36,798,424
17,175,000	Verisk Analytics, Inc., 5.250%, 3/15/2035	17,028,075
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,292,221
2,925,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	3,090,789
779,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	784,310
		1,345,605,128
	Treasuries — 12.8%
100,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	60,801,989
148,890,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	133,372,870
344,556,000	U.S. Treasury Bonds, 4.250%, 8/15/2054	308,592,968
154,991,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	149,493,663
369,768,000	U.S. Treasury Bonds, 4.625%, 2/15/2046	356,479,462
342,498,000	U.S. Treasury Bonds, 4.750%, 2/15/2045(g)	336,531,041
87,335,000	U.S. Treasury Bonds, 4.875%, 8/15/2045	87,048,432
729,695,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	739,186,734
		2,171,507,159
	Wireless — 1.1%
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	644,958
43,355,000	Sprint Capital Corp., 8.750%, 3/15/2032	51,552,133
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,614,588
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,154,815
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	53,745,630
55,305,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	57,672,435
		178,384,559
Principal Amount	Description	Value (†)

	Wirelines — 0.4%
$15,835,000	AT&T, Inc., 5.125%, 4/30/2036	$15,645,009
43,160,000	AT&T, Inc., 5.375%, 8/15/2035	43,720,495
		59,365,504
	Total Non-Convertible Bonds (Identified Cost $14,352,253,603)	14,363,265,598

Convertible Bonds — 0.2%
	Cable Satellite — 0.2%
7,330,223	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	26,184,290
	Financial Other — 0.0%
3,018,438	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029(e)	130,729
4,335,103	Country Garden Holdings Co. Ltd., Series AI, Zero Coupon, 12/31/2031(e)	482,193
16,523,463	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	322,207
4,953,708	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	37,153
3,228,768	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	18,953
647,306	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	2,518
		993,753
	Total Convertible Bonds (Identified Cost $28,778,634)	27,178,043

Municipals — 0.0%
	Virginia — 0.0%
6,730,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,491,086)	5,117,438
	Total Bonds and Notes (Identified Cost $14,387,523,323)	14,395,561,079

Collateralized Loan Obligations — 4.9%
13,405,000	AGL CLO 42 Ltd., Series 2025-42A, Class A1, 3 mo. USD SOFR + 1.300%, 4.969%, 7/22/2038(a)(b)	13,407,681
9,975,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 5.588%, 4/18/2037(a)(b)	9,975,000
7,159,697	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 4.818%, 7/20/2031(a)(b)	7,158,508
16,505,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.039%, 7/22/2038(a)(b)	16,519,508
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 5.122%, 7/15/2037(a)(b)	7,906,170
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 6.971%, 7/16/2037(a)(b)	1,596,202
20,050,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.051%, 10/16/2037(a)(b)	20,059,083

Principal Amount	Description	Value (†)

$3,083,842	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 4.668%, 7/18/2030(a)(b)	$3,083,691
4,005,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, 3 mo. USD SOFR + 1.270%, 5.072%, 10/20/2038(a)(b)	4,005,040
4,395,000	Benefit Street Partners CLO Ltd., Series 2015-6BR, Class A1R, 3 mo. USD SOFR + 1.180%, 4.848%, 4/20/2038(a)(b)	4,386,210
6,200,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.368%, 10/20/2037(a)(b)	6,215,736
3,579,000	Benefit Street Partners CLO XXXI Ltd., Series 2023-31A, Class BR, 3 mo. USD SOFR + 1.750%, 5.418%, 4/25/2038(a)(b)	3,586,652
2,695,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.318%, 1/25/2038(a)(b)	2,688,424
17,040,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	17,042,346
10,015,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.048%, 7/20/2037(a)(b)	10,026,077
13,735,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 4.928%, 10/20/2038(a)(b)	13,692,160
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.069%, 10/22/2037(a)(b)	20,230,339
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 5.634%, 7/15/2031(a)(b)	2,527,146
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 5.418%, 7/17/2037(a)(b)	6,492,193
54,300,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 4.988%, 1/18/2038(a)(b)	54,332,037
11,410,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 4.972%, 7/15/2038(a)(b)	11,416,492
11,715,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.948%, 10/19/2038(a)(b)	11,715,012
3,970,000	CIFC Funding Ltd., Series 2021-4A, Class AR, 3 mo. USD SOFR + 1.360%, 5.031%, 7/23/2037(a)(b)	3,972,557
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 5.584%, 10/15/2034(a)(b)	4,417,984
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.198%, 4/20/2037(a)(b)	8,720,541
19,410,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2038(a)(b)	19,415,318
7,115,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 4.978%, 4/20/2038(a)(b)	7,125,580
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 4.972%, 1/15/2031(a)(b)	3,331,965
24,520,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	24,499,550
Principal Amount	Description	Value (†)

$28,260,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 5.053%, 10/20/2038(a)(b)	$28,249,041
14,870,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	14,855,050
3,620,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2037(a)(b)	3,621,538
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 6.984%, 4/15/2034(a)(b)	3,377,095
37,555,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.002%, 1/15/2038(a)(b)	37,573,777
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.202%, 4/15/2037(a)(b)	2,417,941
25,360,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 4.952%, 10/15/2038(a)(b)	25,400,373
3,980,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A1, 3 mo. USD SOFR + 1.170%, 4.840%, 10/18/2035(a)(b)	3,973,162
22,900,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 5.122%, 10/20/2038(a)(b)	22,876,775
11,735,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.008%, 10/25/2038(a)(b)	11,738,479
18,665,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2037(a)(b)	18,668,621
33,920,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.000%, 1/21/2038(a)(b)	33,953,920
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.403%, 4/16/2031(a)(b)	7,157,627
1,729,438	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 5.534%, 7/15/2030(a)(b)	1,729,800
28,405,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 4.928%, 7/18/2037(a)(b)	28,409,261
18,490,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.918%, 10/19/2038(a)(b)	18,490,000
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.272%, 7/15/2037(a)(b)	40,486,471
14,355,000	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A2R, 3 mo. USD SOFR + 1.150%, 4.819%, 1/15/2033(a)(b)	14,350,421
12,855,000	Post CLO Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.450%, 5.112%, 4/20/2035(a)(b)	12,815,021
19,620,000	Post CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 4.968%, 10/20/2038(a)(b)	19,609,386
28,735,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.038%, 10/20/2037(a)(b)	28,741,092
21,695,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.962%, 10/15/2038(a)(b)	21,697,517

Principal Amount	Description	Value (†)

$6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 7.179%, 4/20/2034(a)(b)	$6,649,573
25,405,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(a)(b)	25,385,641
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 5.418%, 10/24/2037(a)(b)	11,737,718
21,870,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 4.958%, 4/20/2038(a)(b)	21,872,209
4,275,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.368%, 4/20/2038(a)(b)	4,264,424
12,070,000	Symphony CLO 48 Ltd., Series 2025-48A, Class B, 3 mo. USD SOFR + 1.750%, 5.418%, 4/20/2038(a)(b)	12,100,972
25,310,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.333%, 7/15/2037(a)(b)	25,290,587
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 7.679%, 10/20/2034(a)(b)	1,801,112
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 5.631%, 10/18/2031(a)(b)	3,334,552
	Total Collateralized Loan Obligations (Identified Cost $832,304,436)	832,174,358

Senior Loans — 4.3%
	Aerospace & Defense — 0.0%
2,812,932	TransDigm, Inc., 2025 Term Loan K, 1 mo. USD SOFR + 2.250%, 5.918%, 3/22/2030(b)(h)	2,812,173
2,807,945	TransDigm, Inc., 2025 Term Loan M, 1 mo. USD SOFR + 2.500%, 6.168%, 8/19/2032(b)(h)	2,807,271
3,930,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(b)(h)	3,930,746
		9,550,190
	Automotive — 0.1%
24,390,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.422%, 1/02/2033(b)(h)	24,450,975
1,908,580	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(d)(h)(i)	2,481
2,714,943	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 10.786%, 3/30/2027(h)(i)	3,529
1,855,343	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(b)(d)(h)	426,729
5,302,130	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(b)(d)(h)	3,553
		24,887,267
	Brokerage — 0.0%
7,731,442	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.700%, 10/31/2031(b)(h)	7,735,772
Principal Amount	Description	Value (†)

	Building Materials — 0.1%
$11,819,576	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.298%, 2/28/2033(b)(h)	$11,856,571
2,807,891	Quikrete Holdings, Inc., 2025 Term Loan B1, 1 mo. USD SOFR + 2.250%, 5.918%, 4/14/2031(b)(h)	2,801,826
		14,658,397
	Chemicals — 0.0%
2,389,769	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.417%, 10/29/2032(b)(h)	2,399,734
	Construction Machinery — 0.1%
5,687,339	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 10/08/2031(b)(h)	5,690,922
6,152,912	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.168%, 2/14/2031(b)(h)	6,169,832
		11,860,754
	Consumer Cyclical Services — 0.2%
3,640,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 4/06/2028(b)(h)	3,640,000
32,031,612	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 6/22/2030(b)(h)	32,031,612
568,482	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.448%, 10/31/2031(b)(h)	528,688
		36,200,300
	Diversified Manufacturing — 0.1%
6,321,155	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.673%, 2/11/2028(b)(h)	6,321,155
5,466,692	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.641%, 6/13/2031(b)(h)	5,435,969
		11,757,124
	Electric — 0.5%
77,719,766	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(b)(h)	77,804,481
	Environmental — 0.1%
24,997,350	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.168%, 10/08/2032(b)(h)	25,147,334
	Gaming — 0.5%
19,720,800	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.419%, 3/04/2032(b)(h)	19,683,922
50,117,695	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(b)(h)	49,491,224
10,326,962	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(b)(h)	10,197,875
		79,373,021
	Healthcare — 0.3%
3,849,000	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(j)	3,853,811
3,054,000	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(b)(h)	3,057,818
38,211,753	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/09/2031(b)(h)	38,259,517
		45,171,146

Principal Amount	Description	Value (†)

	Lodging — 0.4%
$20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.429%, 11/08/2030(b)	$20,625,595
54,956,137	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 5/24/2030(b)(h)	55,101,221
		75,726,816
	Media Entertainment — 0.1%
22,782,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(j)	22,639,613
	Metals & Mining — 0.2%
28,338,750	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 3/11/2032(b)(h)	28,326,848
	Paper — 0.2%
29,587,317	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/23/2031(b)	29,639,095
	Pharmaceuticals — 0.3%
55,960,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1/28/2033(j)	55,785,405
	Property & Casualty Insurance — 0.2%
2,812,915	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.168%, 9/19/2031(b)(h)	2,788,611
8,946,000	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 12/29/2031(j)	8,803,848
19,593,768	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(b)(h)	19,116,268
3,420,384	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(b)(h)	3,357,689
		34,066,416
	Retailers — 0.1%
6,902,200	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(j)	6,848,708
3,392,000	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.675%, 8/18/2032(b)(h)	3,365,712
		10,214,420
	Technology — 0.7%
17,346,000	CACI International, Inc., 2026 Incremental Term Loan B2, 3/09/2033(j)	17,324,318
6,850,303	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.425%, 10/24/2030(b)(h)	6,847,426
9,598,613	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(b)	9,167,923
31,044,232	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 1/31/2030(b)(h)	30,334,561
56,140,407	Trans Union LLC, 2024 Term Loan B8, 3 mo. USD SOFR + 1.750%, 5.450%, 6/24/2031(b)(h)	55,799,635
		119,473,863
	Wireless — 0.1%
10,733,401	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.420%, 1/25/2031(b)(h)	10,764,742
	Total Senior Loans (Identified Cost $743,675,149)	733,182,738

Principal Amount/ Shares	Description	Value (†)
Private Credit — 1.8%
	ABS Other — 0.3%
$20,800,000	Chol Aviation Capital Ltd., 7.134%, 8/30/2034(b)(e)(k)	$20,072,645
23,043,793	Coventry PACE SBC4 LLC, 7.250%, 1/31/2056(e)(k)	23,648,167
3,374,062	PureWest ABS Issuer LLC, 5.685%, 4/05/2040(e)(k)	3,361,633
		47,082,445
	Apartment REITs — 0.0%
6,221,748	BFW Issuer 2025-1 LLC, 7.250%, 9/30/2050, (e)(k)	6,222,913
	Banking — 0.8%
43,300,000	AP Bosphorus Holdings Ltd., 6.274%, 12/15/2037(k)	42,717,957
41,735,000	Bosphorous Financial Services Ltd., 5.823%, 2/15/2033(e)(k)	40,884,595
8,700,000	Industrial DPR Funding Ltd., 5.730%, 7/15/2032(e)(k)	8,701,864
21,750,000	Industrial DPR Funding Ltd., 5.930%, 7/15/2035(e)(k)	21,779,974
20,000,000	Royal Bank of Scotland International Ltd., Series E, 4.660%, 12/16/2028(e)(k)	19,846,786
		133,931,176
	Building Materials — 0.2%
3,385	QXO, Inc., 4.750%(e)(f)(k)(l)(m)	38,359,835
	Finance Companies — 0.3%
33,745,000	Lakeview Loan Servicing LLC, Series C, 5.650%, 12/02/2032(e)(k)	32,804,345
10,000,000	MSD Investment Corp., 7.110%, 5/20/2030(e)(k)	9,931,630
		42,735,975
	Technology — 0.2%
17,342,312	AP Grange Holdings, 6.500%, 3/20/2045(e)(k)	18,111,060
15,000,000	AP Grange Holdings LLC, 5.000%, 3/20/2045(e)(k)	16,684,275
		34,795,335
	Total Private Credit (Identified Cost $299,410,783)	303,127,679

Shares
Common Stocks— 0.0%
	Real Estate Management & Development — 0.0%
18,660	Country Garden Holdings Co. Ltd.(f)	764
1,825,231	Times China Holdings Ltd.(f)	17,258
	Total Common Stocks (Identified Cost $4,581,416)	18,022
	Total Purchased Options — 0.0% (Identified Cost $190,633) (see details below)	150,400

Principal Amount	Description	Value (†)
Short-Term Investments — 4.0%
$455,620,930	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $455,648,141 on 4/01/2026 collateralized by $124,228,200 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $118,544,690; $348,098,300 U.S. Treasury Note, 3.375% due 9/15/2027 valued at $346,188,768 including accrued interest (n)	$455,620,930
43,801,000	U.S. Treasury Bills, 3.537%, 9/03/2026(o)	43,123,474
51,990,000	U.S. Treasury Bills, 3.551%, 8/27/2026(o)	51,221,617
78,392,000	U.S. Treasury Bills, 3.585%, 9/17/2026(o)	77,069,641
51,728,000	U.S. Treasury Bills, 3.601%, 9/24/2026(o)	50,824,061
	Total Short-Term Investments (Identified Cost $677,875,745)	677,859,723
	Total Investments — 100.2% (Identified Cost $16,945,561,485)	16,942,073,999
	Other assets less liabilities — (0.2)%	(39,654,211)
	Net Assets — 100.0%	$16,902,419,788

Purchased Options — 0.0%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Options on Futures — 0.0%
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	103	19,250,000	$2,082,458,994	$190,633	$150,400

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	108.25	(19,250,000)	$(2,082,458,994)	$(4,069,835)	$(10,076,182)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to
$6,917,219,891 or 40.9% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
AP Grange Holdings	6/25/2025	$17,621,930	$18,111,060	0.1%
AP Grange Holdings LLC	6/26/2025	15,269,250	16,684,275	0.1%
BFW Issuer 2025-1 LLC	6/03/2025	6,221,748	6,222,913	Less than 0.1%
Bosphorous Financial Services Ltd.	1/20/2026	41,735,000	40,884,595	0.2%
Chol Aviation Capital Ltd.	2/10/2026	20,800,000	20,072,645	0.1%
CIFI Holdings Group Co. Ltd.	8/06/2021-12/29/2025	3,178,778	130,729	Less than 0.1%
Country Garden Holdings Co. Ltd.	8/02/2021-12/23/2025	4,798,818	482,193	Less than 0.1%
Country Garden Holdings Co. Ltd.	8/02/2021-12/23/2025	1,255,073	284,663	Less than 0.1%
Coventry PACE SBC4 LLC	5/07/2025	23,043,793	23,648,167	0.2%
Industrial DPR Funding Ltd.	8/07/2025	21,750,000	21,779,974	0.1%
Industrial DPR Funding Ltd.	8/07/2025	8,700,000	8,701,864	0.1%
Lakeview Loan Servicing LLC	11/13/2025	33,745,000	32,804,345	0.2%
MSD Investment Corp.	11/08/2024	10,000,000	9,931,630	0.1%
PureWest ABS Issuer LLC	3/06/2025	3,374,062	3,361,633	Less than 0.1%
QXO, Inc.	1/12/2026	33,850,000	38,359,835	0.2%
Royal Bank of Scotland International Ltd.	11/18/2025	20,000,000	19,846,786	0.1%

(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Level 3 security. Value has been determined using significant unobservable inputs.
(l)	Private credit preferred stock with no specified maturity date.
(m)	Investment has been committed to but has not been fully funded by the Fund.
(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	29,123	$3,193,060,063	$3,150,517,054	$(42,543,009)

At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	5,816	$674,534,982	$660,206,875	$14,328,107
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$14,395,561,079	$ —	$14,395,561,079
Collateralized Loan Obligations	—	832,174,358	—	832,174,358
Senior Loans(a)	—	733,182,738	—	733,182,738
Private Credit
ABS Other	—	—	47,082,445	47,082,445
Apartment REITs	—	—	6,222,913	6,222,913
Banking	—	—	133,931,176	133,931,176
Building Materials	—	—	38,359,835	38,359,835
Finance Companies	—	—	42,735,975	42,735,975
Technology	—	—	34,795,335	34,795,335
Total Private Credit	—	—	303,127,679	303,127,679
Common Stocks
Real Estate Management & Development	—	18,022	—	18,022
Short-Term Investments	—	677,859,723	—	677,859,723
Purchased Options(a)	150,400	—	—	150,400
Total Investments	150,400	16,638,795,920	303,127,679	16,942,073,999
Futures Contracts (unrealized appreciation)	14,328,107	—	—	14,328,107
Total	$14,478,507	$16,638,795,920	$303,127,679	$16,956,402,106

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(10,076,182)	$ —	$ —	$(10,076,182)
Futures Contracts (unrealized depreciation)	(42,543,009)	—	—	(42,543,009)
Total	$(52,619,191)	$ —	$ —	$(52,619,191)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or March 31, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Private Credit
ABS Other	$27,289,284	$ —	$ —	$(794,677)	$20,800,000	$(212,162)	$ —	$ —	$47,082,445	$(792,744)
Apartment REITs	6,353,824	—	—	(130,911)	—	—	—	—	6,222,913	(130,911)
Banking	50,744,680	—	—	(1,848,504)	85,035,000	—	—	—	133,931,176	(1,848,504)

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Building Materials	$ —	$ —	$ —	$4,509,835	$33,850,000	$ —	$ —	$ —	$38,359,835	$4,509,835
Finance Companies	43,827,918	—	—	(1,091,943)	—	—	—	—	42,735,975	(1,091,943)
Technology	34,654,900	—	—	25,294	115,141	—	—	—	34,795,335	25,294
Total	$162,870,606	$ —	$ —	$669,094	$139,800,141	$(212,162)	$ —	$ —	$303,127,679	$671,027